Income tax and contribution - Schedule of Reconciliation of the effective income tax rate (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	R$ (722,367)	R$ (4,213,208)	R$ (11,077,214)
Tax rate effect of tax losses	34.00%	34.00%	34.00%
Tax expense (income) at applicable tax rate	R$ 245,605	R$ 1,432,491	R$ 3,766,253
Adjustments to determine the effective rate:
Profits from non-taxed investments abroad	100,586	0	0
Unrecorded benefit on tax losses and temporary differences	(700,826)	(1,311,394)	(3,257,190)
Permanent differences	331,406	(116,876)	(244,011)
Rate differential	(29,189)	0	0
Others	(5,960)	(4,221)	(22,547)
Income tax and social contribution credit (expense)	0	0	(242,505)
Current income tax and social contribution	0	0	(11)
Deferred income tax and social contribution	0	0	242,516
Tax income (expense)	R$ 0	R$ 0	R$ 242,505
Tax rate effect from change in tax rate	0.00%	0.00%	2.00%